EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Disclosure of composition of share capital [Table Text Block]
	December 31, 2024		December 31, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Common Shares without par value	Unlimited	3,085,452	Unlimited	2,232,359

Disclosure of changes in issued and outstanding share capital [Table Text Block]
	Number of shares
	2024	2023	2022

Balance as of January 1	2,232,359	1,261,590	1,135,273
Common shares issued as settlement of purchase consideration through business combination transactions (1), (2), (3)	-	-	21,001
Issuance of treasury common shares	-	-	1,694
Common shares issued through private placements (4), (5), (7)	742,517	879,520	100,000
Common shares issued as debts settlement with related parties (5), (6)	-	82,082	-
Common shares issued as compensation to a related party (8)	110,576	-	-
Common shares issued upon options exercised (9)	-	-	3,622
Common shares issued upon RSUs vested (9)	-	9,167	-

Balance as of December 31	3,085,452	2,232,359	1,261,590

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Year ended December 31, 2024
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	54,242	172.3
Options granted during the year	31,305	3.0
Options forfeited during the year	(44,137)	210.13

Options outstanding at the end of year	41,410	227.9

Options exercisable at the end of year	20,641	183.3

	Year ended December 31, 2023
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	86,528	225.6
Options granted during the year	500	6.6
Options forfeited during the year	(32,786)	310.7

Options outstanding at the end of year	54,242	172.3

Options exercisable at the end of year	49,907	170.3

	Year ended December 31, 2022
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	90,721	234.6
Options granted during the year	5,417	65.1
Options exercised during the year	(3,784)	96.0
Options forfeited during the year	(5,826)	299.4

Options outstanding at the end of year	86,528	225.6

Options exercisable at the end of year	60,128	221.7

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year ended December 31,
	2024	2023	2022

Share price (in CAD)	$3.0	$6.6	$13.8-$163.8
Exercise price (in CAD)	$3.0	$6.6	$13.8-$163.8
Expected life (years)	1.25	5	4-5
Volatility (%)	68.6-69.6	104.4-109.35	77.04-107.03
Annual risk-free rate (%)	3.23	3.55-3.65	1.43-3.85
Dividend yield (%)	-	-	-

Disclosure of restricted share units [Table Text Block]
	Number of RSUs
	2023	2022

RSUs outstanding at the beginning of the year	9,167	9,167
RSUs exercised during the year	(9,167)	-

Outstanding at the end of the year	-	9,167

Exercisable at the end of year	-	6,891